Intangible Assets (Details Narrative) (10-K) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense on intangible assets	$ 89,985	$ 67,190	$ 135,803	$ 337,141